Deferred Government Grants - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Components of Other Income (Expense) [Line Items]
Government grants received	$ 494,660	¥ 3,401,037	¥ 3,392,705	¥ 3,641,774
Grant
Components of Other Income (Expense) [Line Items]
Government grants received	$ 73	¥ 500	¥ 2,877	¥ 0